Borrowings and financing (Details Narrative) - BRL (R$) R$ in Millions		3 Months Ended
	Jul. 20, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 06, 2020
IfrsStatementLineItems [Line Items]
Borrowing costs			R$ (33)	R$ (17)
Debentures Promissory Note And Certificate Of Agribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Borrowing costs					R$ 1,500
Debentures Promissory Note And Certificate Of Agribusiness Receivables [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Maturity	4 years	5 years
Debentures Promissory Note And Certificate Of Agribusiness Receivables [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Maturity	5 years	7 years
Swap Contracts [Member]
IfrsStatementLineItems [Line Items]
Weighted average annual rate of CDI			12.39%	4.42%